Annual Notice of Securities Sold Pursuant to Rule 24F-2

          U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


1.   Name and address of issuer:
               Separate Account A of Golden American Life
               Insurance Company
               1001 Jefferson Street, Suite 400
               Wilmington, DE  19801


2. Name of each series or class of funds for which this notice is filed:
               N/A


3.   Investment Company Act File Number:  811-5627

     Securities Act File Number:  33-23458


4.   Last day of fiscal year for which this notice is filed:
               December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                  [ ]


6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):
               N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
               None


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
               None




9.   Number and aggregate sale price of securities sold during
     the fiscal year:
                Number:        1,725,647
                Sale Price:    $20,252,796


10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to
     rule 24f-2:
               Number:        1,725,647
               Sale Price:    $20,252,796


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
               N/A


12.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold
             during the fiscal year in reliance on
             rule 24f-2 (from Item 10):                $20,252,796

     (ii)    Aggregate price of shares issued in
             connection with dividend reinvestment
             plans (from Item 11, if applicable):      +   N/A

     (iii)   Aggregate price of shares redeemed
             or repurchased during the fiscal
             year (if applicable):                     - 11,387,429

     (iv)    Aggregate price of shares redeemed
             or repurchased and previously
             applied as a reduction to filing
             fees pursuant to rule 24e-2
             (if applicable):                          +   N/A

     (v)     Net aggregate price of securities
             sold and issued during the fiscal
             year in reliance on rule 24f-2
             [line (i), plus line (ii), less
             line (iii), plus line (iv)]
             (if applicable):                          $8,865,367


     (vi)    Multiplier prescribed by Section 6(b)
             of the Securities Act of 1933 or other
             applicable law or regulation (see
             Instruction C.6):                         x  1/3300

     (vii)   Fee due [line (i) or in (v) multiplied
             by line (vi)]:                            $2,687


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                  [X]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
               February 27, 1997


                            SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ David A. Terwilliger


                                   David A. Terwilliger

                                   Vice President and Controller
                                     of Golden American
                                     Life Insurance Company

     Date  February 26, 1997


*Please print the name and title of the signing officer below the signature.